MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK (Details) - Accounts receivable - Credit Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Southern Nuclear Operating Company
Concentration Risk
Concentration risk percentage	34.00%	11.00%
Tennessee Valley Authority
Concentration Risk
Concentration risk percentage	11.00%
Energy Northwest
Concentration Risk
Concentration risk percentage	10.00%
WECTEC Global Project Services
Concentration Risk
Concentration risk percentage		26.00%